Income Taxes - Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PRC	¥ (261,306)	$ (37,886)	¥ (490,025)	¥ (325,686)
Non-PRC	(284,474)	(41,244)	150,454	833,933
Income (loss) before income taxes	(545,780)	(79,130)	(339,571)	508,247
Current income tax expenses	(12,208)	(1,770)	12,713	106,718
Deferred income tax (benefits) expenses	(12,881)	(1,868)	920	(9,628)
Income tax expenses (benefits)	¥ (25,089)	$ (3,638)	¥ 13,633	¥ 97,090